FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Notional	R$ 4,590,000
Fair value	(112,485)
Object	R$ 348,877	[1]
Cash Flow Hedges Derivative Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 1st Issue - 3rd series - IPCA + 5.50% p.a.
Maturity	2nd Qtr. 2026
Assets	IPCA + 5.50% p.a.
Liabilities	CDI + 0.29% p.a.
Notional	R$ 400,000
Fair value	8,183
Object	R$ 7,290	[1]
Cash Flow Hedges Derivative Instruments 2 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 2nd Issue - 1st series - IPCA + 5.30% p.a.
Maturity	3rd Qtr. 2027
Assets	IPCA + 5.30% p.a.
Liabilities	CDI + 2.16% p.a.
Notional	R$ 705,000
Fair value	(7,864)
Object	R$ 73,656	[1]
Cash Flow Hedges Derivative Instruments 3 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 2nd Issue - 2nd series - IPCA + 5.60% p.a.
Maturity	3rd Qtr. 2030
Assets	IPCA + 5.60% p.a.
Liabilities	CDI + 2.29% p.a.
Notional	R$ 1,495,000
Fair value	(66,888)
Object	R$ 194,763	[1]
Cash Flow Hedges Derivative Instruments 4 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 3rd Issue - single series - IPCA + 4.78% p.a.
Maturity	2nd Qtr. 2031
Assets	IPCA + 4.78% p.a.
Liabilities	CDI + 0.12% p.a.
Notional	R$ 1,000,000
Fair value	(8,296)
Object	R$ 75,119	[1]
Cash Flow Hedges Derivative Instruments 5 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Debenture - 1st Issue - 1st series - IPCA + 6.83% p.a.
Maturity	3rd Qtr. 2032
Assets	IPCA + 6.83% p.a.
Liabilities	109.32% CDI
Notional	R$ 990,000
Fair value	(37,620)
Object	R$ (1,951)	[1]

[1]	Corresponds to the accumulated amount of fair value hedge adjustments on the hedged items, included in the carrying amount of the debentures.